24. DEFINED BENEFITS PLANS (Details 3) $ in Millions	12 Months Ended
Dec. 31, 2017 ARS ($)
Discount rate: 4%
Disclosure of defined benefit plans [line items]
Obligation	$ 1,298
Variation	$ 106
Percentage of variation	10.00%
Discount rate: 6%
Disclosure of defined benefit plans [line items]
Obligation	$ 1,102
Variation	$ (90)
Percentage of variation	(8.00%)
Salaries increase: 0%
Disclosure of defined benefit plans [line items]
Obligation	$ 1,126
Variation	$ (66)
Percentage of variation	(6.00%)
Salaries increase: 2%
Disclosure of defined benefit plans [line items]
Obligation	$ 1,269
Variation	$ 77
Percentage of variation	7.00%